Capitalized Software Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capitalized Software Development Costs [Abstract]
Amortization	$ 393,157	$ 589,735
Gross capitalized costs	982,891	982,891
Development costs	$ 196,578	$ 196,578